Term Loan and Revolving Credit Facility (Detail) ($1,440 million term loan and revolving credit facility, Collateralized, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
$1,440 million term loan and revolving credit facility | Collateralized
Debt Instrument [Line Items]
Loans advanced	$ 893.0
Loans repaid	(119.5)
Closing balance	$ 773.5